Harbor Diversified International All Cap Fund Average Annual Total Returns			12 Months Ended	22 Months Ended	60 Months Ended	118 Months Ended	120 Months Ended	122 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World Ex. U.S. (ND) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			32.39% [1]	18.53%	7.91% [1]		8.41% [1]	7.87% [1]
Retirement Class
Prospectus [Line Items]
Average Annual Return, Percent	[2]		30.52%		7.93%	7.40%	7.78%
Performance Inception Date	[2]	Mar. 01, 2016
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			30.35%		7.86%		7.70%	7.32%
Performance Inception Date		Nov. 02, 2015
Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			27.79%		6.80%		6.93%
Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			19.48%		6.09%		6.17%
Administrative Class
Prospectus [Line Items]
Average Annual Return, Percent			30.12%		7.60%		7.44%	7.06%
Performance Inception Date		Nov. 02, 2015
Investor Class
Prospectus [Line Items]
Average Annual Return, Percent			29.89%		7.47%		7.31%	6.93%
Performance Inception Date		Nov. 02, 2015

[1]	Since Inception return based on the inception date of the Institutional Class shares.
[2]	Retirement Class shares commenced operations on March 1, 2016. The performance attributed to the Retirement Class shares prior to that date is that of the Institutional Class shares. Performance prior to March 1, 2016 has not been adjusted to reflect the lower expenses of Retirement Class shares. During this period, Retirement Class shares would have had returns similar to, but potentially higher than, Institutional Class shares due to the fact that Retirement Class shares represent interests in the same portfolio as Institutional Class shares but are subject to lower expenses.